Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Sep. 22, 2021	Dec. 31, 2020
Stock Warrants (Details) [Line Items]
Warrants outstanding	8,100,000
Fair value within additional paid-in capital	$ 708,175
MoneyLion [Member]
Stock Warrants (Details) [Line Items]
Warrant price per share	$ 18
Warrant [Member]
Stock Warrants (Details) [Line Items]
Warrant price per share	$ 0.01
Private Placement [Member]
Stock Warrants (Details) [Line Items]
Warrants outstanding		8,100,000
Aggregate value	$ 8,260
Public Warrants [Member]
Stock Warrants (Details) [Line Items]
Fair value within additional paid-in capital	$ 23,275
Class A Common Stock [Member]
Stock Warrants (Details) [Line Items]
Warrants outstanding		17,500,000
Price per share		$ 11.5